Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total

December 31, 2022
Repurchase agreements
U.S. Treasury and agencies	$147	$–	$–	$–	$147
Residential agency mortgage-backed securities	846	–	–	–	846
Corporate debt securities	439	–	–	–	439

Total repurchase agreements	1,432	–	–	–	1,432
Securities loaned
Corporate debt securities	120	–	–	–	120

Total securities loaned	120	–	–	–	120

Gross amount of recognized liabilities	$1,552	$–	$–	$–	$1,552

December 31, 2021
Repurchase agreements
U.S. Treasury and agencies	$378	$–	$–	$–	$378
Residential agency mortgage-backed securities	551	–	–	–	551
Corporate debt securities	646	–	–	–	646

Total repurchase agreements	1,575	–	–	–	1,575
Securities loaned
Corporate debt securities	169	–	–	–	169

Total securities loaned	169	–	–	–	169

Gross amount of recognized liabilities	$1,744	$–	$–	$–	$1,744

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default
The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
				Financial Instruments (b)	Collateral Received (c)	Net Amount

December 31, 2022
Derivative assets (d)	$7,852	$(5,427)	$2,425	$(231)	$(80)	$2,114
Reverse repurchase agreements	107	–	107	(102)	(5)	–
Securities borrowed	1,606	–	1,606	–	(1,548)	58

Total	$9,565	$(5,427)	$4,138	$(333)	$(1,633)	$2,172

December 31, 2021
Derivative assets (d)	$3,830	$(1,609)	$2,221	$(142)	$(106)	$1,973
Reverse repurchase agreements	359	–	359	(249)	(110)	–
Securities borrowed	1,868	–	1,868	–	(1,818)	50

Total	$6,057	$(1,609)	$4,448	$(391)	$(2,034)	$2,023
(a)	Includes $3.0 billion and $528 million of cash collateral related payables that were netted against derivative assets at December 31, 2022 and 2021, respectively.
(b)
For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $20 million and $57 million at December 31, 2022 and 2021, respectively, of derivative assets not subject to netting arrangements.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

(Dollars in Millions)	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments (b)	Collateral Pledged (c)

December 31, 2022
Derivative liabilities (d)	$10,506	$(4,551)	$5,955	$(231)	$–	$5,724
Repurchase agreements	1,432	–	1,432	(102)	(1,325)	5
Securities loaned	120	–	120	–	(118)	2

Total	$12,058	$(4,551)	$7,507	$(333)	$(1,443)	$5,731

December 31, 2021
Derivative liabilities (d)	$2,761	$(1,589)	$1,172	$(142)	$–	$1,030
Repurchase agreements	1,575	–	1,575	(249)	(1,326)	–
Securities loaned	169	–	169	–	(167)	2

Total	$4,505	$(1,589)	$2,916	$(391)	$(1,493)	$1,032
(a)	Includes $2.1 billion and $508 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2022 and 2021, respectively.
(b)
For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $193 million and $137 million at December 31, 2022 and 2021, respectively, of derivative liabilities not subject to netting arrangements.